FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                     July, 2006
Payment Date                                                           8/15/2006
Transaction Month                                                              6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                   WEIGHTED
                                                   # OF          AVG REMAINING
                            DOLLAR AMOUNT      RECEIVABLES      TERM AT CUTOFF
                          -----------------   -------------   ------------------
Initial Pool Balance      $3,164,999,892.01         187,903            52 months

                                                   NOTE              LEGAL
                            DOLLAR AMOUNT     INTEREST RATE     FINAL MATURITY
                          -----------------   -------------   ------------------
Original Securities:
   Class A-1 Notes        $  540,000,000.00         4.7248%    November 15, 2006
   Class A-2 A Notes      $  500,000,000.00          5.040%   September 15, 2008
   Class A-2 B Notes      $  549,951,000.00          5.379%   September 15, 2008
   Class A-3 Notes        $  901,239,000.00          5.050%       March 15, 2010
   Class A-4 Notes        $  316,809,000.00          5.070%    December 15, 2010
   Class B Notes          $   88,674,000.00          5.290%       April 15, 2011
   Class C Notes          $   59,116,000.00          5.480%   September 15, 2011
   Class D Notes          $   59,116,000.00          7.210%      August 15, 2012
                          -----------------
      Total               $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                          $ 13,913,286.72

PRINCIPAL:
   Principal Collections                                         $ 58,541,862.93
   Prepayments in Full                                           $ 37,989,897.35
   Liquidation Proceeds                                          $  1,138,621.34
   Recoveries                                                    $     28,155.52
                                                                 ---------------
      SUB TOTAL                                                  $ 97,698,537.14
                                                                 ---------------

COLLECTIONS                                                      $111,611,823.86

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                         $    295,997.78
   Purchase Amounts Related to Interest                          $      2,975.83
                                                                 ---------------
      SUB TOTAL                                                  $    298,973.61
Clean-up Call                                                    $          0.00
                                                                 ---------------
AVAILABLE COLLECTIONS                                            $111,910,797.47
Reserve Account Draw Amount                                      $          0.00
Net Swap Receipt - Tranche A-2b                                  $     74,498.07
                                                                 ---------------
AVAILABLE FUNDS                                                  $111,985,295.54

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                     July, 2006
Payment Date                                                           8/15/2006
Transaction Month                                                              6

III. DISTRIBUTIONS

                                      CALCULATED                                   CARRYOVER      REMAINING
AVAILABLE FUNDS                         AMOUNT         AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                     --------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses     $         0.00   $          0.00     $0.00       $0.00     $111,985,295.54
Indenture Trustee Fees and          $         0.00   $          0.00     $0.00       $0.00     $111,985,295.54
Servicing Fee                       $ 2,136,070.83   $  2,136,070.83     $0.00       $0.00     $109,849,224.71
Net Swap Payment - Tranche A-2 B    $         0.00   $          0.00     $0.00       $0.00     $109,849,224.71
Interest - Class A-1 Notes          $         0.00   $          0.00     $0.00       $0.00     $109,849,224.71
Interest - Class A-2 A Notes        $ 1,956,725.27   $  1,956,725.27     $0.00       $0.00     $107,892,499.44
Interest - Class A-2 B Notes        $ 2,220,298.73   $  2,220,298.73     $0.00       $0.00     $105,672,200.71
Interest - Class A-3 Notes          $ 3,792,714.13   $  3,792,714.13     $0.00       $0.00     $101,879,486.58
Interest - Class A-4 Notes          $ 1,338,518.03   $  1,338,518.03     $0.00       $0.00     $100,540,968.55
Swap Termination Payment            $         0.00   $          0.00     $0.00       $0.00     $100,540,968.55
First Priority Principal Payment    $         0.00   $          0.00     $0.00       $0.00     $100,540,968.55
Interest - Class B Notes            $   390,904.55   $    390,904.55     $0.00       $0.00     $100,150,064.00
Second Priority Principal Payment   $         0.00   $          0.00     $0.00       $0.00     $100,150,064.00
Interest - Class C Notes            $   269,963.07   $    269,963.07     $0.00       $0.00     $ 99,880,100.93
Third Priority Principal Payment    $44,552,989.80   $ 44,552,989.80     $0.00       $0.00     $ 55,327,111.13
Interest - Class D Notes            $   355,188.63   $    355,188.63     $0.00       $0.00     $ 54,971,922.50
Reserve Account Deposit             $         0.00   $          0.00     $0.00       $0.00     $ 54,971,922.50
Regular Principal Payment           $67,937,170.62   $ 54,971,922.50     $0.00       $0.00     $          0.00
Additional Trustee Fees and         $         0.00   $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor      $         0.00   $          0.00     $0.00       $0.00     $          0.00
                                                     ---------------
TOTAL                                                $111,985,295.54

                                                  PRINCIPAL PAYMENT:
                                                     First Priority Principal Payment          $          0.00
                                                     Second Priority Principal Payment         $          0.00
                                                     Third Priority Principal Payment          $ 44,552,989.80
                                                     Regular Principal Payment                 $ 54,971,922.50
                                                                                               ---------------
                                                     TOTAL                                     $ 99,524,912.30

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                    ------------------------------   ------------------------------   -------------------------------
                                     PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                        ORIGINAL                         ORIGINAL                          ORIGINAL
                        ACTUAL          BALANCE          ACTUAL          BALANCE          ACTUAL           BALANCE
                    --------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes     $         0.00          $ 0.00   $         0.00           $0.00   $          0.00          $ 0.00
Class A-2 A Notes   $47,395,027.15          $94.79   $ 1,956,725.27           $3.91   $ 49,351,752.42          $98.70
Class A-2 B Notes   $52,129,885.15          $94.79   $ 2,220,298.73           $4.04   $ 49,351,752.42          $98.70
Class A-3 Notes     $         0.00          $ 0.00   $ 3,792,714.13           $4.21   $  3,792,714.13          $ 4.21
Class A-4 Notes     $         0.00          $ 0.00   $ 1,338,518.03           $4.23   $  1,338,518.03          $ 4.23
Class B Notes       $         0.00          $ 0.00   $   390,904.55           $4.41   $    390,904.55          $ 4.41
Class C Notes       $         0.00          $ 0.00   $   269,963.07           $4.57   $    269,963.07          $ 4.57
Class D Notes       $         0.00          $ 0.00   $   355,188.63           $6.01   $    355,188.63          $ 6.01
                    --------------          ------   --------------           -----   ---------------          ------
TOTAL               $99,524,912.30          $33.01   $10,324,312.41           $3.42   $109,849,224.71          $36.44

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                     July, 2006
Payment Date                                                           8/15/2006
Transaction Month                                                              6

V. NOTE BALANCE AND POOL INFORMATION

                                           BEGINNING OF                           END OF PERIOD
                                          PERIOD BALANCE       NOTE FACTOR           BALANCE           NOTE FACTOR
                                        -----------------   -----------------   -----------------   -----------------
Class A-1 Notes                         $            0.00           0.0000000   $            0.00           0.0000000
Class A-2 A Notes                       $  465,886,968.80           0.9317739   $  418,491,941.65           0.8369839
Class A-2 B Notes                       $  512,430,008.76           0.9317739   $  460,300,123.61           0.8369839
Class A-3 Notes                         $  901,239,000.00           1.0000000   $  901,239,000.00           1.0000000
Class A-4 Notes                         $  316,809,000.00           1.0000000   $  316,809,000.00           1.0000000
Class B Notes                           $   88,674,000.00           1.0000000   $   88,674,000.00           1.0000000
Class C Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
Class D Notes                           $   59,116,000.00           1.0000000   $   59,116,000.00           1.0000000
                                        -----------------           ---------   -----------------           ---------
TOTAL                                   $2,403,270,977.56           0.7971299   $2,303,746,065.26           0.7641190

POOL INFORMATION
Weighted Average APR                                                    6.601%                                  6.599%
Weighted Average Remaining Term                                         48.28                                   47.53
Number of Receivables Outstanding                                     158,740                                 153,623
Pool Balance                                                $2,563,284,996.19                       $2,464,617,008.23
Adjusted Pool Balance (Pool Balance -
   YSOC Amount)                                             $2,391,324,268.44                       $2,299,601,987.76
Pool Factor                                                         0.8098847                               0.7787100

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                          $   15,824,999.46
Targeted Credit Enhancement Amount                                                                  $   24,646,170.08
Yield Supplement Overcollateralization Amount                                                       $  165,015,020.47
Targeted Overcollateralization Amount                                                               $  173,836,191.09
Actual Overcollateralization Amount (EOP Pool Balance
   -EOP Note Balance)                                                                               $  160,870,942.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                   $   15,824,999.46
Reserve Account Deposits Made                                                                                    0.00
Reserve Account Draw Amount                                                                                      0.00
                                                                                                    -----------------
Ending Reserve Account Balance                                                                      $   15,824,999.46
Change in Reserve Account Balance                                                                   $            0.00
Specified Reserve Balance                                                                           $   15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                     July, 2006
Payment Date                                                           8/15/2006
Transaction Month                                                              6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                     # OF
                                                                 RECEIVABLES       AMOUNT
                                                                 -----------   -------------
Realized Loss                                                            975   $   701,608.56
(Recoveries)                                                              21   $    28,155.52
                                                                               --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                       $   673,453.04
Cumulative Net Losses Last Collection                                          $ 1,617,571.42
                                                                               --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                               $ 2,291,024.46

Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                                      0.32%

DELINQUENT RECEIVABLES:

                                                        % OF         # OF
                                                      EOP POOL   RECEIVABLES       AMOUNT
                                                      --------   -----------   --------------
31-60 Days Delinquent                                    1.01%         1,462   $24,912,282.99
61-90 Days Delinquent                                    0.08%           107   $ 1,873,811.18
91-120 Days Delinquent                                   0.02%            31   $   605,751.34
Over 120 Days Delinquent                                 0.01%            10   $   218,760.09
                                                         ----          -----   --------------
TOTAL DELINQUENT RECEIVABLES                             1.08%         1,610   $27,610,605.60

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                              105   $ 1,941,878.04
Total Repossesed Inventory                                               115   $ 2,417,539.13

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE
   FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                     0.2091%
Preceding Collection Period                                                            0.3168%
Current Collection Period                                                              0.3215%
Three Month Average                                                                    0.2825%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER
   OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                     0.0572%
Preceding Collection Period                                                            0.0718%
Current Collection Period                                                              0.0963%
Three Month Average                                                                    0.0751%